Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gelesis | 401(k) Retirement plan
Defined Contribution Plan Disclosure [Line Items]
Plan Contributions by the Company	$ 0.2	$ 0.2